Note 8 - Loans Receivable, Net and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
Real estate loans:	2025	2024
One-to-four family residential:
Owner occupied	$41,627	$25,927
Non-owner occupied	28,870	33,573
Total one-to-four family residential	70,497	59,500
Multi-family (five or more) residential	40,772	45,412
Commercial real estate	309,745	297,627
Construction	23,461	18,320
Home equity	5,374	5,739
Total real estate loans	449,849	426,598

Commercial business	96,318	114,921
Other consumer	33	46
Total Loans	546,200	541,565

Deferred loan (fees) and costs	664	(396)
Allowance for credit losses, net	(6,166)	(6,476)
Net Loans	$540,698	$534,693

Financing Receivable, Internal Risk Categories [Table Text Block]
	Term Loans Amortized Cost by Origination Year
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$19,064	$6,685	$4,425	$4,566	$2,712	$3,486	$-	$40,938
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	299	-	390	-	689
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$19,064	$6,685	$4,425	$4,865	$2,712	$3,876	$-	$41,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

One-to-four family residential non- owner occupied
Risk rating
Pass	$640	$1,254	$1,891	$4,196	$11,555	$9,237	$-	$28,773
Special mention	-	-	-	-	-	97	-	97
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$640	$1,254	$1,891	$4,196	$11,555	$9,334	-	$28,870
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Multi-family residential
Risk rating
Pass	$-	$5,238	$905	$12,380	$10,072	$12,177	$-	$40,772
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$-	$5,238	$905	$12,380	$10,072	$12,177	$-	$40,772
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial real estate
Risk rating
Pass	$36,974	$34,206	$39,730	$74,031	$51,938	$57,390	$8,542	$302,811
Special mention	-	-	-	569	-	540	-	1,109
Substandard	-	551	1,227	1,230	263	2,379	175	5,825
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$36,974	$34,757	$40,957	$75,830	$52,201	$60,309	$8,717	$309,745
Current period gross charge-offs	$-	$41	$-	$-	$-	$-	$-	$41

Construction
Risk rating
Pass	$16,961	$6,301	$199	$-	$-	$-	$-	$23,461
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$16,961	$6,301	$199	$-	$-	$-	$-	$23,461
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
	Term Loans Amortized Cost by Origination Year
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$-	$522	$494	$107	$-	$134	$4,117	$5,374
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$-	$522	$494	$107	$-	$134	$4,117	$5,374
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial business
Risk rating
Pass	$9,773	$3,725	$2,428	$26,784	$8,691	$2,161	$23,202	$76,764
Special mention	-	-	335	296	1,725	729	10	3,095
Substandard	-	11,729	-	1,890	2,130	410	300	16,459
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$9,773	$15,454	$2,763	$28,970	$12,546	$3,300	$23,512	$96,318
Current period gross charge-offs	$798	$-	$733	$-	$35	$-	$1,566	$1,566

Other consumer
Risk rating
Pass	$-	$-	$33	$-	$-	$-	$-	$33
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$-	$-	$33	$-	$-	$-	$-	$33
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Total
Pass	$83,412	$57,931	$50,105	$122,064	$84,968	$84,585	$35,861	$518,926
Special mention	-	-	335	865	1,725	1,366	10	4,301
Substandard	-	12,280	1,227	3,419	2,393	3,179	475	22,973
Doubtful	-	-	-	-	-	-	-	-
Total	$83,412	$70,211	$51,667	$126,348	$89,086	$89,130	$36,346	$546,200
Current period gross charge-offs	$-	$839	$-	$733	$-	$35	$-	$1,607
	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$7,290	$5,508	$5,078	$3,719	$1,632	$2,401	$-	$25,628
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	299	-	-	-	-	299
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$7,290	$5,508	$5,377	$3,719	$1,632	$2,401	$-	$25,927
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

One-to-four family residential non-owner occupied
Risk rating
Pass	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	$-	$33,573
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	-	$33,573
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Multi-family residential
Risk rating
Pass	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial real estate
Risk rating
Pass	$35,478	$47,329	$80,933	$57,927	$22,637	$46,912	$4,394	$295,610
Special mention	-	746	333	116	-	-	50	1,245
Substandard	-	-	772	-	-	-	-	772
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$35,478	$48,075	$82,038	$58,043	$22,637	$46,912	$4,444	$297,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Construction
Risk rating
Pass	$4,498	$3,748	$5,546	$4,113	$-	$-	$-	$17,905
Special mention	-	415	-	-	-	-	-	415
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$4,498	$4,163	$5,546	$4,113	$-	$-	$-	$18,320
Current period gross charge-offs	$-	$-	$-	$-	$-	$187	$-	$187
	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial business
Risk rating
Pass	$16,655	$4,056	$48,619	$18,554	$3,205	$1,826	$17,854	$110,769
Special mention	-	-	-	-	574	-	100	674
Substandard	296	-	702	2,387	33	-	60	3,478
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$16,951	$4,056	$49,321	$20,941	$3,812	$1,826	$18,014	$114,921
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$-	$-	$1,611

Other consumer
Risk rating
Pass	$46	$-	$-	$-	$-	$-	$-	$46
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$46	$-	$-	$-	$-	$-	$-	$46
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Total
Pass	$71,133	$63,848	$158,938	$109,463	$33,377	$71,112	$26,811	$534,682
Special mention	-	1,161	333	116	574	-	150	2,334
Substandard	296	-	1,773	2,387	33	-	60	4,549
Doubtful	-	-	-	-	-	-	-	-
Total	$71,429	$65,009	$161,044	$111,966	$33,984	$71,112	$27,021	$541,565
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$187	$-	$1,798

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 2025
	Non-accrual loans			90 Days or More Past Due and Accruing	Total Non-Performing
	With a Related Allowance	Without a Related Allowance	Total
One-to-four family residential owner occupied	$-	$689	$689	$266	$955
Commercial real estate	427	1,905	2,332	1,238	3,570
Commercial business	964	1,849	2,813	2	2,815
Total	$1,391	$4,443	$5,834	$1,506	$7,340
	December 31, 2024
	Non-accrual loans			90 Days or More Past Due and Accruing	Total Non-Performing
	With a Related Allowance	Without a Related Allowance	Total
One-to-four family residential owner occupied	$-	$299	$299	$395	$694
Commercial real estate	-	1,519	1,519	167	1,686
Commercial business	1,097	2,680	3,777	164	3,941
Total	$1,097	$4,498	$5,595	$726	$6,321

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2025
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476
Charge-offs	-	-	-	(41)	-	-	(1,566)	(1,607)
Recoveries	-	-	-	-	-	-	100	100
Provision	122	(29)	(144)	126	384	(8)	746	1,197
Ending balance	$299	$149	$298	$2,422	$540	$48	$2,410	$6,166
	December 31, 2024
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$153	$219	$420	$2,784	$583	$61	$2,538	$6,758
Charge-offs	-	-	-	-	(187)	-	(1,611)	(1,798)
Recoveries	-	-	-	-	-	-	10	10
Provision	24	(41)	22	(447)	(240)	(5)	2,193	1,506
Ending balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476

Financing Receivable, Past Due [Table Text Block]
	December 31, 2025
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$-	$954	$40,673	$41,627
One-to-four family residential non-owner occupied	189	-	28,681	28,870
Multi-family residential	1,660	-	39,112	40,772
Commercial real estate	8,653	3,570	297,522	309,745
Construction	97	-	23,364	23,461
Home equity	25	-	5,349	5,374
Commercial business	1,705	2,816	91,797	96,318
Other consumer	-	-	33	33
Total	$12,329	$7,340	$526,531	$546,200
	December 31, 2024
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$209	$694	$25,024	$25,927
One-to-four family residential non-owner occupied	569	-	33,004	33,573
Multi-family residential	85	-	45,327	45,412
Commercial real estate	10,063	1,686	285,878	297,627
Construction	4,528	-	13,792	18,320
Home equity	35	-	5,704	5,739
Commercial business	873	3,941	110,107	114,921
Other consumer	-	-	46	46
Total	$16,362	$6,321	$518,882	$541,565